UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2019 Fund
Fidelity Advisor® Municipal Income 2021 Fund
Fidelity Advisor® Municipal Income 2023 Fund
Fidelity Advisor® Municipal Income 2025 Fund
Class A and Class I

Semi-Annual Report

December 31, 2018

Each Advisor fund listed above is a class of the Fidelity® Defined Maturity Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Municipal Income 2019 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
Florida	16.7
Pennsylvania	15.7
New Jersey	14.7
Texas	7.7
Arizona	4.4

Top Five Sectors as of December 31, 2018

% of fund's net assets
General Obligations	37.7
Health Care	14.5
Escrowed/Pre-Refunded	10.9
Education	8.5
Transportation	8.2

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AAA	4.0%
AA,A	65.7%
BBB	16.7%
BB and Below	0.6%
Not Rated	9.1%
Short-Term Investments and Net Other Assets	3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Arizona - 4.4%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	273,416
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	355,471
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,011,028
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	655,114
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$450,000	$460,364
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	507,616

TOTAL ARIZONA		3,263,009

California - 1.3%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	618,172
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	340,754

TOTAL CALIFORNIA		958,926

Connecticut - 4.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19 (Escrowed to Maturity)	1,825,000	1,853,707
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	507,691
Series 2012 J, 4% 7/1/19	450,000	453,939
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	202,708

TOTAL CONNECTICUT		3,018,045

Florida - 16.7%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	2,860,000	2,905,273
Series 2012 A, 5% 7/1/19	1,000,000	1,015,830
Series 2015 A, 5% 7/1/19	500,000	507,915
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	293,729
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	507,915
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	508,039
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	950,034
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	455,651
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	660,289
Series 2017 A, 5% 7/1/19	500,000	507,915
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	319,908
Series 2014 B, 5% 7/1/19	250,000	253,895
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,544,485
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,015,531
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	511,389
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	255,000	260,924

TOTAL FLORIDA		12,218,722

Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	200,000
Illinois - 4.0%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	353,493
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,004,140
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	601,454
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,012,136

TOTAL ILLINOIS		2,971,223

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	254,020
Louisiana - 2.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,013,109
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	226,588
Series 2009 A, 5% 7/1/19	250,000	253,684
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/19	500,000	505,084

TOTAL LOUISIANA		1,998,465

Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	812,664
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,011,948

TOTAL MARYLAND		1,824,612

Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	512,868
Series 2016, 5% 7/1/19	575,000	583,101

TOTAL MASSACHUSETTS		1,095,969

Michigan - 1.4%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,009,614
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	253,444
Nevada - 2.0%
Clark County School District Series 2012 A, 5% 6/15/19	1,280,000	1,298,433
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	174,406

TOTAL NEVADA		1,472,839

New Jersey - 14.7%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,726,318
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	105,547
Series 2014 PP, 5% 6/15/19	3,630,000	3,675,037
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	614,095
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	326,847
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	309,540
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,019,410
Series 2011, 5% 7/1/19	500,000	507,566
Series 2016 A, 5% 7/1/19	140,000	141,778
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	308,179
Series 2012 AA, 5% 6/15/19	2,000,000	2,024,814

TOTAL NEW JERSEY		10,759,131

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	609,498
New York - 2.6%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	278,997
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	252,336
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,017,250
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	355,540

TOTAL NEW YORK		1,904,123

North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	157,315
Series 2017 C, 4% 7/1/19	425,000	429,476

TOTAL NORTH CAROLINA		586,791

Ohio - 2.0%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	607,766
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	831,921

TOTAL OHIO		1,439,687

Oklahoma - 0.5%
Payne County Independent School District # 16 Series 2017 A, 3% 6/1/19	380,000	381,838
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,010,235
Pennsylvania - 15.7%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,745,917
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	101,180
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	401,656
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	182,414
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	661,549
Series 2009, 5% 7/1/19	5,000,000	5,079,641
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	431,062
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	101,478
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,015,879
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	272,924
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	809,890
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	679,939

TOTAL PENNSYLVANIA		11,483,529

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	626,327
Texas - 7.7%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/19 (a)	1,000,000	1,014,835
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,890,741
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,735,000	2,735,743

TOTAL TEXAS		5,641,319

Utah - 2.8%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,029,880
Virginia - 1.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	499,185
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,413

TOTAL VIRGINIA		998,598

Washington - 0.3%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	125,000
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	110,000

TOTAL WASHINGTON		235,000

West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	504,511
Wisconsin - 2.3%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	1,675,000	1,688,862
TOTAL MUNICIPAL BONDS
(Cost $70,531,543)		70,438,217
	Shares	Value

Money Market Funds - 2.0%
Fidelity Municipal Cash Central Fund, 1.77% (c)(d)
(Cost $1,500,000)	1,499,850	1,500,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $72,031,543)		71,938,217
NET OTHER ASSETS (LIABILITIES) - 1.9%		1,357,973
NET ASSETS - 100%		$73,296,190

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$363
Total	$363

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$70,438,217	$--	$70,438,217	$--
Money Market Funds	1,500,000	1,500,000	--	--
Total Investments in Securities:	$71,938,217	$1,500,000	$70,438,217	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	37.7%
Health Care	14.5%
Escrowed/Pre-Refunded	10.9%
Education	8.5%
Transportation	8.2%
Electric Utilities	6.9%
Special Tax	6.0%
Others* (Individually Less Than 5%)	7.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $70,531,543)	$70,438,217
Fidelity Central Funds (cost $1,500,000)	1,500,000
Total Investment in Securities (cost $72,031,543)		$71,938,217
Cash		444,954
Interest receivable		1,158,508
Distributions receivable from Fidelity Central Funds		363
Other receivables		241
Total assets		73,542,283
Liabilities
Payable for fund shares redeemed	$208,738
Distributions payable	10,974
Accrued management fee	18,788
Distribution and service plan fees payable	1,331
Other affiliated payables	6,262
Total liabilities		246,093
Net Assets		$73,296,190
Net Assets consist of:
Paid in capital		$73,444,233
Total distributable earnings (loss)		(148,043)
Net Assets		$73,296,190
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,604,396 ÷ 530,852 shares)		$10.56
Maximum offering price per share (100/97.25 of $10.56)		$10.86
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($54,138,682 ÷ 5,128,237 shares)		$10.56
Class I:
Net Asset Value, offering price and redemption price per share ($13,553,112 ÷ 1,283,734 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$751,720
Income from Fidelity Central Funds		363
Total income		752,083
Expenses
Management fee	$127,814
Transfer agent fees	42,605
Distribution and service plan fees	8,625
Independent trustees' fees and expenses	222
Commitment fees	132
Total expenses before reductions	179,398
Expense reductions	(380)
Total expenses after reductions		179,018
Net investment income (loss)		573,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,208)
Total net realized gain (loss)		(31,208)
Change in net unrealized appreciation (depreciation) on investment securities		(75,544)
Net gain (loss)		(106,752)
Net increase (decrease) in net assets resulting from operations		$466,313

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$573,065	$1,405,339
Net realized gain (loss)	(31,208)	(24,388)
Change in net unrealized appreciation (depreciation)	(75,544)	(592,040)
Net increase (decrease) in net assets resulting from operations	466,313	788,911
Distributions to shareholders	(572,536)	–
Distributions to shareholders from net investment income	–	(1,405,235)
Distributions to shareholders from net realized gain	–	(73,596)
Total distributions	(572,536)	(1,478,831)
Share transactions - net increase (decrease)	(29,975,767)	(9,052,743)
Total increase (decrease) in net assets	(30,081,990)	(9,742,663)
Net Assets
Beginning of period	103,378,180	113,120,843
End of period	$73,296,190	$103,378,180
Other Information
Undistributed net investment income end of period		$350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2019 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.059	.112	.123	.144	.157	.181
Net realized and unrealized gain (loss)	(.011)	(.053)	(.156)	.122	(.052)	.242
Total from investment operations	.048	.059	(.033)	.266	.105	.423
Distributions from net investment income	(.058)	(.112)	(.125)	(.144)	(.155)	(.183)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–	–
Total distributions	(.058)	(.119)	(.137)	(.156)	(.155)	(.183)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D,E	.46%	.56%	(.31)%	2.51%	.98%	4.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.10%H	1.05%	1.16%	1.34%	1.46%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$5,604	$7,300	$9,800	$6,536	$7,522	$6,830
Portfolio turnover rateI	–%H	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.072	.138	.150	.171	.184	.207
Net realized and unrealized gain (loss)	(.010)	(.053)	(.157)	.122	(.052)	.242
Total from investment operations	.062	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.072)	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–	–
Total distributions	(.072)	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D	.59%	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.35%G	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$54,139	$67,100	$76,098	$54,610	$44,331	$36,135
Portfolio turnover rateH	–%G	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.073	.138	.150	.170	.184	.207
Net realized and unrealized gain (loss)	(.011)	(.053)	(.157)	.123	(.052)	.242
Total from investment operations	.062	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.072)	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–	–
Total distributions	(.072)	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D	.59%	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.35%G	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$13,553	$28,978	$27,223	$27,941	$19,985	$13,589
Portfolio turnover rateH	–%G	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
New Jersey	14.7
Michigan	11.8
Florida	8.9
Illinois	8.4
Texas	8.3

Top Five Sectors as of December 31, 2018

% of fund's net assets
General Obligations	27.4
Health Care	21.3
Transportation	17.0
Education	8.6
Special Tax	6.6

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AAA	1.3%
AA,A	73.4%
BBB	17.8%
BB and Below	1.3%
Not Rated	5.4%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Alabama - 2.8%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,057,380
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	524,935

TOTAL ALABAMA		1,582,315

Arizona - 5.4%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	268,098
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,071,130
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	636,418
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	322,857
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	263,369
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	538,410

TOTAL ARIZONA		3,100,282

California - 4.1%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	535,025
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	241,117
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$108,970
Series 2011 C, 5% 5/1/21 (a)	500,000	534,765
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	638,604
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	271,180

TOTAL CALIFORNIA		2,329,661

Connecticut - 2.3%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	530,790
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	500,000	529,425
Series K3, 5% 7/1/21	210,000	222,359

TOTAL CONNECTICUT		1,282,574

Florida - 8.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	537,205
Series 2015 A, 5% 7/1/21	500,000	537,205
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	455,549
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	808,665
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	807,525
Series 2012 A, 5% 7/1/21	500,000	538,350
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,066,350
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	349,544

TOTAL FLORIDA		5,100,393

Georgia - 1.9%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	265,553
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	724,873
Series 2011 B, 5% 1/1/21	85,000	89,296

TOTAL GEORGIA		1,079,722

Illinois - 8.4%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	423,104
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	212,010
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	562,732
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	320,049
Series 2016 C, 5% 2/15/21	1,035,000	1,099,905
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	518,415
Series 2013, 5% 7/1/21	510,000	530,844
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,058,640
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	53,292

TOTAL ILLINOIS		4,778,991

Indiana - 2.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	211,956
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	527,270
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	268,243
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	323,238
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	105,859

TOTAL INDIANA		1,436,566

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	104,619
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	266,650
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	215,390
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	417,483

TOTAL MASSACHUSETTS		899,523

Michigan - 11.8%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,068,350
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,068,350
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	531,585
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	216,196
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	539,255
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,069,520
Series 2015 D1, 5% 7/1/21	500,000	532,420
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	320,856
Milan Area Schools Series 2019, 5% 5/1/21 (b)	305,000	323,340
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	235,297
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	801,263

TOTAL MICHIGAN		6,706,432

Minnesota - 1.3%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	414,400
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	335,847

TOTAL MINNESOTA		750,247

Nevada - 6.1%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,904,407
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	268,728
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	319,647

TOTAL NEVADA		3,492,782

New Jersey - 14.7%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	744,081
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	686,452
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	938,170
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	344,880
Series 2015 XX:
5% 6/15/21	1,000,000	1,056,840
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	972,839
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	576,909
Series 2013 A, 5% 7/1/21	100,000	107,239
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	524,236
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,073,150
Series 2017 A, 5% 7/1/21	170,000	181,963
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	265,618
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,230
Series 2011 B, 5% 6/15/21	750,000	793,365

TOTAL NEW JERSEY		8,369,972

New York - 3.0%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	532,545
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	632,358
Series 2014, 5% 7/1/21	325,000	349,021
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	215,188

TOTAL NEW YORK		1,729,112

Ohio - 1.9%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,069,520
Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	236,219
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	693,290

TOTAL OREGON		929,509

Pennsylvania - 3.8%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	400,721
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	709,614
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	525,580
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	534,885

TOTAL PENNSYLVANIA		2,170,800

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	348,527
South Carolina - 1.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	746,949
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	273,975
Tennessee - 0.9%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	514,380
Texas - 8.3%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	268,758
5% 7/15/21	750,000	806,273
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	269,175
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,069,870
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	418,584
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	536,955
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	539,667
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	75,307
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	214,998
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	535,310

TOTAL TEXAS		4,734,897

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	116,764
Washington - 2.0%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	254,784
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	715,898
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	190,448

TOTAL WASHINGTON		1,161,130

Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,073,680
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	106,685
Series 2014, 5% 5/1/21	540,000	569,446

TOTAL WISCONSIN		1,749,811

TOTAL MUNICIPAL BONDS
(Cost $56,023,745)		56,559,453
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $56,023,745)		56,559,453
NET OTHER ASSETS (LIABILITIES) - 0.8%		475,555
NET ASSETS - 100%		$57,035,008

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	27.4%
Health Care	21.3%
Transportation	17.0%
Education	8.6%
Special Tax	6.6%
Water & Sewer	6.1%
Electric Utilities	5.7%
Others* (Individually Less Than 5%)	7.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,023,745)		$56,559,453
Receivable for fund shares sold		287,119
Interest receivable		887,133
Other receivables		176
Total assets		57,733,881
Liabilities
Payable to custodian bank	$120,458
Payable for investments purchased on a delayed delivery basis	321,488
Payable for fund shares redeemed	212,714
Distributions payable	23,363
Accrued management fee	14,572
Distribution and service plan fees payable	1,421
Other affiliated payables	4,857
Total liabilities		698,873
Net Assets		$57,035,008
Net Assets consist of:
Paid in capital		$56,565,908
Total distributable earnings (loss)		469,100
Net Assets		$57,035,008
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,934,436 ÷ 646,548 shares)		$10.73
Maximum offering price per share (100/97.25 of $10.73)		$11.03
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($34,772,383 ÷ 3,242,200 shares)		$10.72
Class I:
Net Asset Value, offering price and redemption price per share ($15,328,189 ÷ 1,429,229 shares)		$10.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$765,436
Expenses
Management fee	$94,409
Transfer agent fees	31,470
Distribution and service plan fees	8,698
Independent trustees' fees and expenses	157
Commitment fees	83
Total expenses before reductions	134,817
Expense reductions	(244)
Total expenses after reductions		134,573
Net investment income (loss)		630,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(27,857)
Total net realized gain (loss)		(27,857)
Change in net unrealized appreciation (depreciation) on investment securities		(104,664)
Net gain (loss)		(132,521)
Net increase (decrease) in net assets resulting from operations		$498,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$630,863	$1,299,709
Net realized gain (loss)	(27,857)	16,070
Change in net unrealized appreciation (depreciation)	(104,664)	(1,230,443)
Net increase (decrease) in net assets resulting from operations	498,342	85,336
Distributions to shareholders	(630,881)	–
Distributions to shareholders from net investment income	–	(1,299,707)
Total distributions	(630,881)	(1,299,707)
Share transactions - net increase (decrease)	(6,290,250)	(3,046,970)
Total increase (decrease) in net assets	(6,422,789)	(4,261,341)
Net Assets
Beginning of period	63,457,797	67,719,138
End of period	$57,035,008	$63,457,797

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.096	.186	.188	.204	.221	.240
Net realized and unrealized gain (loss)	(.011)	(.191)	(.238)	.376	(.016)	.324
Total from investment operations	.085	(.005)	(.050)	.580	.205	.564
Distributions from net investment income	(.095)	(.185)	(.188)	(.205)	(.221)	(.240)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.095)	(.185)	(.210)	(.220)	(.235)	(.274)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.73	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D,E	.80%	(.04)%	(.44)%	5.40%	1.89%	5.44%
Ratios to Average Net AssetsF
Expenses before reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.64%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.77%G	1.71%	1.71%	1.85%	2.02%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,934	$7,399	$11,790	$11,915	$10,191	$9,189
Portfolio turnover rate	6%G	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.109	.212	.215	.231	.248	.266
Net realized and unrealized gain (loss)	(.020)	(.190)	(.238)	.376	(.016)	.325
Total from investment operations	.089	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.109)	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.109)	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.72	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D	.83%	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02%F	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$34,772	$33,746	$36,809	$35,297	$24,594	$23,718
Portfolio turnover rate	6%F	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.109	.212	.215	.231	.247	.266
Net realized and unrealized gain (loss)	(.020)	(.190)	(.238)	.376	(.015)	.325
Total from investment operations	.089	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.109)	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.109)	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.72	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D	.83%	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02%F	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$15,328	$22,313	$19,120	$18,771	$15,758	$10,103
Portfolio turnover rate	6%F	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
Illinois	15.4
Florida	8.3
New Jersey	7.0
Ohio	6.9
New York	5.4

Top Five Sectors as of December 31, 2018

% of fund's net assets
General Obligations	32.3
Health Care	22.0
Transportation	18.5
Electric Utilities	7.9
Education	6.5

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AA,A	78.5%
BBB	17.9%
BB and Below	1.1%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Alabama - 1.7%
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/23	500,000	548,055
Arizona - 5.2%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	345,886
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	280,598
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$450,000	$505,076
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	280,598
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	282,200

TOTAL ARIZONA		1,694,358

California - 1.6%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	134,455
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	173,638
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	220,504

TOTAL CALIFORNIA		528,597

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	224,220
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	112,920

TOTAL COLORADO		337,140

Connecticut - 2.9%
Connecticut Gen. Oblig. Series 2018 C, 5% 6/15/23	200,000	220,576
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,360
Series K1, 5% 7/1/23	500,000	546,815
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	110,449

TOTAL CONNECTICUT		945,200

Florida - 8.3%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	280,825
Series 2015 B, 5% 7/1/23	45,000	50,549
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	558,920
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	556,310
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	216,396
Series 2014 B, 5% 7/1/23	90,000	101,015
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,462
Series 2015 D, 5% 2/1/23	650,000	721,409
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	162,680

TOTAL FLORIDA		2,681,566

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	230,511
Illinois - 15.4%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	440,348
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	218,496
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	550,570
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	556,470
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	312,499
Series 2014, 5% 2/1/23	250,000	263,740
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	562,250
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	91,166
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	744,109
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	549,185
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,377
Series 2002:
5.7% 6/15/23	45,000	50,125
5.7% 6/15/23 (Escrowed to Maturity)	45,000	51,951
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	551,010

TOTAL ILLINOIS		4,963,296

Indiana - 2.6%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	280,565
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	549,435

TOTAL INDIANA		830,000

Louisiana - 1.8%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	588,956
Massachusetts - 2.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,673
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	255,645
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	558,690

TOTAL MASSACHUSETTS		872,008

Michigan - 5.3%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,083
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	434,012
Milan Area Schools Series 2019, 5% 5/1/23 (b)	590,000	651,708
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	559,890

TOTAL MICHIGAN		1,701,693

Minnesota - 0.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	277,053
Nevada - 5.1%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,106,540
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	123,110
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	423,533

TOTAL NEVADA		1,653,183

New Jersey - 7.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	275,123
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	596,519
Series 2015 XX, 5% 6/15/23	250,000	272,420
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	111,693
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	225,026
Series 2013, 5% 7/1/23	200,000	224,478
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	262,387
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	280,873

TOTAL NEW JERSEY		2,248,519

New York - 5.4%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	113,064
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	388,710
Series 2014 B, 5% 7/1/23	285,000	316,521
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	593,950
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	337,677

TOTAL NEW YORK		1,749,922

Ohio - 6.9%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	553,055
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	436,748
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	500,000	557,750
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	110,615
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	558,540

TOTAL OHIO		2,216,708

Oregon - 1.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	259,843
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	277,313

TOTAL OREGON		537,156

Pennsylvania - 5.2%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	345,989
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	278,318
Series 2014, 5% 7/1/23	500,000	559,600
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	112,284
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	374,537

TOTAL PENNSYLVANIA		1,670,728

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	277,225
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	168,290
Tennessee - 1.6%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	519,515
Texas - 4.5%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	279,428
Series 2015 D, 5% 5/15/23	500,000	557,750
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	332,682
Series 2015 B, 5% 1/1/23	250,000	277,235

TOTAL TEXAS		1,447,095

Virginia - 0.7%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	220,576
Washington - 4.6%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	277,313
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	332,325
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	324,057
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	145,152
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	420,831

TOTAL WASHINGTON		1,499,678

Wisconsin - 4.3%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	555,750
Series 2018, 5% 4/1/23	750,000	839,475

TOTAL WISCONSIN		1,395,225

TOTAL MUNICIPAL BONDS
(Cost $31,529,718)		31,802,253
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $31,529,718)		31,802,253
NET OTHER ASSETS (LIABILITIES) - 1.5%		492,544
NET ASSETS - 100%		$32,294,797

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$135
Total	$135

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.3%
Health Care	22.0%
Transportation	18.5%
Electric Utilities	7.9%
Education	6.5%
Others* (Individually Less Than 5%)	12.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $31,529,718)		$31,802,253
Cash		590,036
Receivable for fund shares sold		193,538
Interest receivable		452,898
Other receivables		104
Total assets		33,038,829
Liabilities
Payable for investments purchased on a delayed delivery basis	$643,731
Payable for fund shares redeemed	70,233
Distributions payable	18,849
Accrued management fee	8,062
Distribution and service plan fees payable	470
Other affiliated payables	2,687
Total liabilities		744,032
Net Assets		$32,294,797
Net Assets consist of:
Paid in capital		$32,185,229
Total distributable earnings (loss)		109,568
Net Assets		$32,294,797
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,495,801 ÷ 247,331 shares)		$10.09
Maximum offering price per share (100/97.25 of $10.09)		$10.38
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($21,254,332 ÷ 2,106,493 shares)		$10.09
Class I:
Net Asset Value, offering price and redemption price per share ($8,544,664 ÷ 846,823 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$424,399
Income from Fidelity Central Funds		135
Total income		424,534
Expenses
Management fee	$51,354
Transfer agent fees	17,118
Distribution and service plan fees	2,915
Independent trustees' fees and expenses	86
Commitment fees	46
Total expenses before reductions	71,519
Expense reductions	(159)
Total expenses after reductions		71,360
Net investment income (loss)		353,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(102,769)
Total net realized gain (loss)		(102,769)
Change in net unrealized appreciation (depreciation) on investment securities		85,385
Net gain (loss)		(17,384)
Net increase (decrease) in net assets resulting from operations		$335,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$353,174	$681,215
Net realized gain (loss)	(102,769)	(44,087)
Change in net unrealized appreciation (depreciation)	85,385	(606,126)
Net increase (decrease) in net assets resulting from operations	335,790	31,002
Distributions to shareholders	(352,785)	–
Distributions to shareholders from net investment income	–	(681,199)
Total distributions	(352,785)	(681,199)
Share transactions - net increase (decrease)	(2,905,306)	6,628,161
Total increase (decrease) in net assets	(2,922,301)	5,977,964
Net Assets
Beginning of period	35,217,098	29,239,134
End of period	$32,294,797	$35,217,098
Other Information
Distributions in excess of net investment income end of period		$(9,629)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.25	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.092	.175	.183	.177	.202	.199
Net realized and unrealized gain (loss)	.010	(.171)	(.272)	.596	.050	.429
Total from investment operations	.102	.004	(.089)	.773	.252	.628
Distributions from net investment income	(.092)	(.174)	(.184)	(.183)	(.202)	(.198)
Distributions from net realized gain	–	–	(.017)	–	–	–
Total distributions	(.092)	(.174)	(.201)	(.183)	(.202)	(.198)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.09	$10.08	$10.25	$10.54	$9.95	$9.90
Total ReturnC,D,E	1.02%	.04%	(.83)%	7.84%	2.54%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.82%H	1.71%	1.78%	1.74%	2.01%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,496	$2,390	$3,352	$5,000	$4,724	$4,827
Portfolio turnover rateI	21%H	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.104	.199	.209	.204	.227	.223
Net realized and unrealized gain (loss)	.010	(.159)	(.283)	.594	.050	.429
Total from investment operations	.114	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.104)	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	–	(.017)	–	–	–
Total distributions	(.104)	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.09	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC,D	1.14%	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.06%G	1.96%	2.03%	1.99%	2.26%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$21,254	$18,883	$14,238	$18,465	$11,424	$9,264
Portfolio turnover rateH	21%G	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.104	.199	.209	.204	.227	.224
Net realized and unrealized gain (loss)	.010	(.159)	(.283)	.594	.050	.428
Total from investment operations	.114	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.104)	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	–	(.017)	–	–	–
Total distributions	(.104)	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.09	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC,D	1.14%	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.06%G	1.96%	2.03%	1.99%	2.26%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$8,545	$13,944	$11,649	$15,112	$7,913	$5,374
Portfolio turnover rateH	21%G	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
Illinois	16.9
Massachusetts	9.0
Florida	8.1
Arizona	7.7
California	6.2

Top Five Sectors as of December 31, 2018

% of fund's net assets
Health Care	28.6
General Obligations	22.3
Transportation	20.7
Education	16.9
Special Tax	5.4

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AAA	1.5%
AA,A	74.9%
BBB	17.5%
BB and Below	1.7%
Not Rated	3.5%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Arizona - 7.7%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	291,160
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	87,398
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$287,900
Series 2017 B, 5% 7/1/25	250,000	292,808
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	292,808

TOTAL ARIZONA		1,252,074

California - 6.2%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	466,613
Poway Unified School District Series 2009, 0% 8/1/25	90,000	76,730
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	173,226
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	282,770

TOTAL CALIFORNIA		999,339

Colorado - 1.0%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,730
Connecticut - 5.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	110,000	115,108
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	45,677
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	460,120
Series K3, 5% 7/1/25	200,000	222,944

TOTAL CONNECTICUT		843,849

District Of Columbia - 1.8%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	292,478
Florida - 8.1%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	573,110
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	290,178
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	58,263
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,454
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	230,840
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	114,514

TOTAL FLORIDA		1,313,359

Idaho - 0.5%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	75,278
Illinois - 16.9%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	112,239
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	282,068
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	160,472
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	260,567
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	162,661
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	231,924
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	230,520
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	215,984
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	155,674
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	211,661
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	413,877
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	306,833

TOTAL ILLINOIS		2,744,480

Indiana - 0.2%
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	28,895
Kentucky - 2.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	115,022
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	341,985

TOTAL KENTUCKY		457,007

Louisiana - 0.7%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	112,592
Maine - 3.8%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	504,832
Series 2017 B, 4% 7/1/25	100,000	108,566

TOTAL MAINE		613,398

Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	173,519
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	238,700

TOTAL MARYLAND		412,219

Massachusetts - 9.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	280,385
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	143,543
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	170,234
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	281,820
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	578,386

TOTAL MASSACHUSETTS		1,454,368

Michigan - 5.2%
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25 (b)	150,000	171,371
Milan Area Schools Series 2019, 5% 5/1/25 (b)	355,000	403,326
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	271,695

TOTAL MICHIGAN		846,392

Missouri - 3.2%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	232,404
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	285,643

TOTAL MISSOURI		518,047

New Hampshire - 1.8%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	57,998
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	232,928

TOTAL NEW HAMPSHIRE		290,926

New Jersey - 5.0%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	277,110
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	120,578
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,139
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	195,843
Series 2016 A, 5% 7/1/25	100,000	116,398
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	22,416
New Jersey Trans. Trust Fund Auth. Series AA, 5% 6/15/25	50,000	55,422

TOTAL NEW JERSEY		804,906

New York - 1.0%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,626
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	112,161
Series 2018, 5% 1/1/25	15,000	16,722

TOTAL NEW YORK		163,509

Ohio - 4.2%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	169,481
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	159,935
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	231,750
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	112,673

TOTAL OHIO		673,839

Oregon - 1.3%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	208,558
Pennsylvania - 5.9%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	114,527
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	137,178
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	100,000	114,658
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	56,777
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	226,342
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2016, 5% 5/1/25	200,000	229,214
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	22,708
Series 2018 A, 5% 9/1/25	50,000	56,771

TOTAL PENNSYLVANIA		958,175

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	16,731
Series 2017, 5% 4/1/25	10,000	11,113

TOTAL TENNESSEE		27,844

Texas - 2.9%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	234,302
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	229,802

TOTAL TEXAS		464,104

Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	34,335
Wisconsin - 1.8%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	179,013
5% 9/1/25	100,000	112,440

TOTAL WISCONSIN		291,453

TOTAL MUNICIPAL BONDS
(Cost $16,125,346)		16,044,154
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $16,125,346)		16,044,154
NET OTHER ASSETS (LIABILITIES) - 0.9%		141,952
NET ASSETS - 100%		$16,186,106

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	28.6%
General Obligations	22.3%
Transportation	20.7%
Education	16.9%
Special Tax	5.4%
Others* (Individually Less Than 5%)	6.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,125,346)		$16,044,154
Cash		476,861
Interest receivable		241,061
Other receivables		53
Total assets		16,762,129
Liabilities
Payable for investments purchased on a delayed delivery basis	$566,256
Payable for fund shares redeemed	878
Distributions payable	3,054
Accrued management fee	3,976
Distribution and service plan fees payable	533
Other affiliated payables	1,326
Total liabilities		576,023
Net Assets		$16,186,106
Net Assets consist of:
Paid in capital		$16,344,895
Total distributable earnings (loss)		(158,789)
Net Assets		$16,186,106
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,676,283 ÷ 271,046 shares)		$9.87
Maximum offering price per share (100/97.25 of $9.87)		$10.15
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($9,374,958 ÷ 949,423 shares)		$9.87
Class I:
Net Asset Value, offering price and redemption price per share ($4,134,865 ÷ 418,712 shares)		$9.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$195,425
Expenses
Management fee	$23,285
Transfer agent fees	7,762
Distribution and service plan fees	3,123
Independent trustees' fees and expenses	38
Commitment fees	20
Total expenses before reductions	34,228
Expense reductions	(66)
Total expenses after reductions		34,162
Net investment income (loss)		161,263
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(9,350)
Total net realized gain (loss)		(9,350)
Change in net unrealized appreciation (depreciation) on investment securities		184,098
Net gain (loss)		174,748
Net increase (decrease) in net assets resulting from operations		$336,011

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,263	$250,898
Net realized gain (loss)	(9,350)	(68,247)
Change in net unrealized appreciation (depreciation)	184,098	(218,912)
Net increase (decrease) in net assets resulting from operations	336,011	(36,261)
Distributions to shareholders	(161,264)	–
Distributions to shareholders from net investment income	–	(250,939)
Total distributions	(161,264)	(250,939)
Share transactions - net increase (decrease)	788,590	5,257,459
Total increase (decrease) in net assets	963,337	4,970,259
Net Assets
Beginning of period	15,222,769	10,252,510
End of period	$16,186,106	$15,222,769

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.091	.163	.002
Net realized and unrealized gain (loss)	.100	(.192)	(.040)
Total from investment operations	.191	(.029)	(.038)
Distributions from net investment income	(.091)	(.161)	(.002)
Total distributions	(.091)	(.161)	(.002)
Net asset value, end of period	$9.87	$9.77	$9.96
Total ReturnC,D,E	1.97%	(.29)%	(.38)%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%G
Expenses net of fee waivers, if any	.65%G	.65%	.65%G
Expenses net of all reductions	.64%G	.65%	.62%G
Net investment income (loss)	1.85%G	1.65%	.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,676	$2,482	$2,489
Portfolio turnover rateH	4%G	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.103	.187	.004
Net realized and unrealized gain (loss)	.100	(.191)	(.040)
Total from investment operations	.203	(.004)	(.036)
Distributions from net investment income	(.103)	(.186)	(.004)
Total distributions	(.103)	(.186)	(.004)
Net asset value, end of period	$9.87	$9.77	$9.96
Total ReturnC,D	2.10%	(.04)%	(.36)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%F
Expenses net of fee waivers, if any	.40%F	.40%	.40%F
Expenses net of all reductions	.40%F	.40%	.37%F
Net investment income (loss)	2.10%F	1.90%	.45%F
Supplemental Data
Net assets, end of period (000 omitted)	$9,375	$8,947	$5,273
Portfolio turnover rateG	4%F	44%	- %H

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.103	.187	.004
Net realized and unrealized gain (loss)	.110	(.191)	(.040)
Total from investment operations	.213	(.004)	(.036)
Distributions from net investment income	(.103)	(.186)	(.004)
Total distributions	(.103)	(.186)	(.004)
Net asset value, end of period	$9.88	$9.77	$9.96
Total ReturnC,D	2.20%	(.04)%	(.36)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%F
Expenses net of fee waivers, if any	.40%F	.40%	.40%F
Expenses net of all reductions	.40%F	.40%	.37%F
Net investment income (loss)	2.10%F	1.90%	.45%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,135	$3,794	$2,490
Portfolio turnover rateG	4%F	44%	- %H

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018

1. Organization.

Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2025 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 29, 2018, the Fidelity Municipal Income 2019 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2019 Fund	$72,031,543	$75,888	$(169,214)	$(93,326)
Fidelity Municipal Income 2021 Fund	56,023,745	764,357	(228,649)	535,708
Fidelity Municipal Income 2023 Fund	31,525,433	476,955	(200,135)	276,820
Fidelity Municipal Income 2025 Fund	16,125,346	79,780	(160,972)	(81,192)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Municipal Income 2019 Fund	$(24,388)	$–	$(24,388)	$(24,388)
Fidelity Municipal Income 2021 Fund	(37,630)	(1,104)	(38,734)	(38,734)
Fidelity Municipal Income 2023 Fund	(50,958)	–	(50,958)	(50,958)
Fidelity Municipal Income 2025 Fund	(58,664)	(9,583)	(68,247)	(68,247)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2019 Fund	-	30,069,232
Fidelity Municipal Income 2021 Fund	1,947,849	7,049,345
Fidelity Municipal Income 2023 Fund	3,560,614	5,165,122
Fidelity Municipal Income 2025 Fund	1,323,397	280,740

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	.25%	$8,625	$327
Fidelity Municipal Income 2021 Fund
Class A	.25%	$8,698	$334
Fidelity Municipal Income 2023 Fund
Class A	.25%	$2,915	$22
Fidelity Municipal Income 2025 Fund
Class A	.25%	$3,123	$3,120

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$63
Fidelity Municipal Income 2023 Fund
Class A	$5

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2019 Fund
Class A	$3,450
Municipal Income 2019	30,090
Class I	9,065
$42,605
Fidelity Municipal Income 2021 Fund
Class A	$3,479
Municipal Income 2021	16,783
Class I	11,208
$31,470
Fidelity Municipal Income 2023 Fund
Class A	$1,166
Municipal Income 2023	9,762
Class I	6,190
$17,118
Fidelity Municipal Income 2025 Fund
Class A	$1,249
Municipal Income 2025	4,544
Class I	1,969
$7,762

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2019 Fund	$132
Fidelity Municipal Income 2021 Fund	83
Fidelity Municipal Income 2023 Fund	46
Fidelity Municipal Income 2025 Fund	20

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2019 Fund	$380
Fidelity Municipal Income 2021 Fund	244
Fidelity Municipal Income 2023 Fund	159
Fidelity Municipal Income 2025 Fund	66

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Fidelity Municipal Income 2019 Fund
Distributions to shareholders
Class A	$38,289	$–
Class A	409,535	–
Class I	124,712	–
Total	$572,536	$–
From net investment income
Class A	$–	$95,169
Municipal Income 2019	–	937,207
Class I	–	372,859
Total	$–	$1,405,235
From net realized gain
Class A	$–	$6,266
Municipal Income 2019	–	48,674
Class I	–	18,656
Total	$–	$73,596
Fidelity Municipal Income 2021 Fund
Distributions to shareholders
Class A	$62,143	$–
Municipal Income 2021	341,323	–
Class I	227,415	–
Total	$630,881	$–
From net investment income
Class A	$–	$157,443
Municipal Income 2021	–	722,655
Class I	–	419,609
Total	$–	$1,299,707
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$21,350	$–
Municipal Income 2023	202,991	–
Class I	128,444	–
Total	$352,785	$–
From net investment income
Class A	$–	$45,090
Municipal Income 2023	–	366,187
Class I	–	269,922
Total	$–	$681,199
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$23,347	$–
Municipal Income 2025	96,250	–
Class I	41,667	–
Total	$161,264	$–
From net investment income
Class A	$–	$40,552
Municipal Income 2025	–	150,650
Class I	–	59,737
Total	$–	$250,939

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	–	264,063	$–	$2,807,378
Reinvestment of distributions	3,618	9,522	38,183	100,930
Shares redeemed	(163,460)	(504,653)	(1,725,754)	(5,346,205)
Net increase (decrease)	(159,842)	(231,068)	$(1,687,571)	$(2,437,897)
Municipal Income 2019
Shares sold	2,338	2,628,223	$24,709	$27,854,565
Reinvestment of distributions	30,818	73,536	325,231	779,182
Shares redeemed	(1,253,882)	(3,510,533)	(13,234,505)	(37,185,558)
Net increase (decrease)	(1,220,726)	(808,774)	$(12,884,565)	$(8,551,811)
Class I
Shares sold	1,890	1,105,976	$20,000	$11,721,290
Reinvestment of distributions	10,921	31,680	115,269	335,634
Shares redeemed	(1,470,962)	(956,399)	(15,538,900)	(10,119,959)
Net increase (decrease)	(1,458,151)	181,257	$(15,403,631)	$1,936,965
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	22,737	98,718	$243,456	$1,068,296
Reinvestment of distributions	5,802	14,484	62,143	157,066
Shares redeemed	(70,690)	(503,149)	(758,732)	(5,463,013)
Net increase (decrease)	(42,151)	(389,947)	$(453,133)	$(4,237,651)
Municipal Income 2021
Shares sold	619,466	885,963	$6,621,759	$9,631,269
Reinvestment of distributions	22,485	50,631	240,800	548,743
Shares redeemed	(541,063)	(1,162,839)	(5,796,357)	(12,564,474)
Net increase (decrease)	100,888	(226,245)	$1,066,202	$(2,384,462)
Class I
Shares sold	372,717	623,676	$3,997,948	$6,787,255
Reinvestment of distributions	17,397	31,502	186,270	341,131
Shares redeemed	(1,038,020)	(327,302)	(11,087,537)	(3,553,243)
Net increase (decrease)	(647,906)	327,876	$(6,903,319)	$3,575,143
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	34,075	24,749	$343,645	$253,443
Reinvestment of distributions	1,904	4,150	19,128	42,254
Shares redeemed	(25,669)	(119,103)	(256,792)	(1,223,314)
Net increase (decrease)	10,310	(90,204)	$105,981	$(927,617)
Municipal Income 2023
Shares sold	512,383	1,060,815	$5,117,404	$10,885,245
Reinvestment of distributions	14,517	27,453	145,847	279,009
Shares redeemed	(293,296)	(605,152)	(2,948,377)	(6,153,584)
Net increase (decrease)	233,604	483,116	$2,314,874	$5,010,670
Class I
Shares sold	191,712	526,604	$1,927,455	$5,400,900
Reinvestment of distributions	9,846	20,634	98,901	209,771
Shares redeemed	(737,650)	(301,379)	(7,352,517)	(3,065,563)
Net increase (decrease)	(536,092)	245,859	$(5,326,161)	$2,545,108
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	14,496	–	$142,683	$–
Reinvestment of distributions	2,388	4,115	23,347	40,552
Net increase (decrease)	16,884	4,115	$166,030	$40,552
Municipal Income 2025
Shares sold	60,168	450,315	$588,412	$4,475,703
Reinvestment of distributions	8,579	13,841	83,863	136,321
Shares redeemed	(35,270)	(77,898)	(342,875)	(768,287)
Net increase (decrease)	33,477	386,258	$329,400	$3,843,737
Class I
Shares sold	111,999	132,730	$1,082,693	$1,318,880
Reinvestment of distributions	4,075	6,073	39,837	59,737
Shares redeemed	(85,717)	(557)	(829,370)	(5,447)
Net increase (decrease)	30,357	138,246	$293,160	$1,373,170

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	63

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-A July 1, 2018 to December 31, 2018
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$1,004.60	$3.28
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$1,005.90	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,005.90	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2021 Fund
Class A	.64%
Actual		$1,000.00	$1,008.00	$3.24
Hypothetical-B		$1,000.00	$1,021.98	$3.26
Municipal Income 2021	.40%
Actual		$1,000.00	$1,008.30	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,008.30	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,010.20	$3.29
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$1,011.40	$2.03
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,011.40	$2.03
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,019.70	$3.31
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$1,021.00	$2.04
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,022.00	$2.04
Hypothetical-B		$1,000.00	$1,023.19	$2.04

 A Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 B 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Fidelity Municipal Income 2025 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Municipal Income 2023 Fund).

Investment Performance (for Fidelity Municipal Income 2025 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund (except Fidelity Municipal Income 2025 Fund) was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee and, as a result, the charts do not include hypothetical net management fees for 2017. With respect to the historical net management fee information, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Municipal Income 2019 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Muni Income 2019 - Net
Muni Income 2019 - Gross
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
47
46
45
45
42
43
44
44
43
41
30
30
30
30
30
4
11
14
17
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	2%	5%	6%	6%	11%
Funds	106	111	115	121	125
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Municipal Income 2021 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Muni Income 2021 - Net
Muni Income 2021 - Gross
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
47
46
45
45
42
43
44
44
43
41
30
30
30
30
30
5
8
10
13
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	3%	2%	2%	5%	11%
Funds	106	111	115	121	125
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Municipal Income 2023 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Muni Income 2023 - Net
Muni Income 2023 - Gross
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
47
46
45
45
42
43
44
44
43
41
30
30
30
30
30
-106
-20
-11
3
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	11%
Funds	106	111	115	121	125
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Municipal Income 2025 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Muni Income 2025
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
42
41
30
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	-	-	-	-	11%
Funds	-	-	-	-	125
ASPG Quartile	-	-	-	-	1st

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

ADMI-SANN-0219
1.926290.107

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2019 Fund
Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Semi-Annual Report

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Municipal Income 2019 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
Florida	16.7
Pennsylvania	15.7
New Jersey	14.7
Texas	7.7
Arizona	4.4

Top Five Sectors as of December 31, 2018

% of fund's net assets
General Obligations	37.7
Health Care	14.5
Escrowed/Pre-Refunded	10.9
Education	8.5
Transportation	8.2

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AAA	4.0%
AA,A	65.7%
BBB	16.7%
BB and Below	0.6%
Not Rated	9.1%
Short-Term Investments and Net Other Assets	3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Arizona - 4.4%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	273,416
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	355,471
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,011,028
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	655,114
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$450,000	$460,364
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	507,616

TOTAL ARIZONA		3,263,009

California - 1.3%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	618,172
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	340,754

TOTAL CALIFORNIA		958,926

Connecticut - 4.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19 (Escrowed to Maturity)	1,825,000	1,853,707
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	507,691
Series 2012 J, 4% 7/1/19	450,000	453,939
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	202,708

TOTAL CONNECTICUT		3,018,045

Florida - 16.7%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	2,860,000	2,905,273
Series 2012 A, 5% 7/1/19	1,000,000	1,015,830
Series 2015 A, 5% 7/1/19	500,000	507,915
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	293,729
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	507,915
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	508,039
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	950,034
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	455,651
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	660,289
Series 2017 A, 5% 7/1/19	500,000	507,915
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	319,908
Series 2014 B, 5% 7/1/19	250,000	253,895
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,544,485
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,015,531
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	511,389
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	255,000	260,924

TOTAL FLORIDA		12,218,722

Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	200,000
Illinois - 4.0%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	353,493
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,004,140
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	601,454
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,012,136

TOTAL ILLINOIS		2,971,223

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	254,020
Louisiana - 2.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,013,109
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	226,588
Series 2009 A, 5% 7/1/19	250,000	253,684
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/19	500,000	505,084

TOTAL LOUISIANA		1,998,465

Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	812,664
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,011,948

TOTAL MARYLAND		1,824,612

Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	512,868
Series 2016, 5% 7/1/19	575,000	583,101

TOTAL MASSACHUSETTS		1,095,969

Michigan - 1.4%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,009,614
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	253,444
Nevada - 2.0%
Clark County School District Series 2012 A, 5% 6/15/19	1,280,000	1,298,433
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	174,406

TOTAL NEVADA		1,472,839

New Jersey - 14.7%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,726,318
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	105,547
Series 2014 PP, 5% 6/15/19	3,630,000	3,675,037
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	614,095
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	326,847
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	309,540
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,019,410
Series 2011, 5% 7/1/19	500,000	507,566
Series 2016 A, 5% 7/1/19	140,000	141,778
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	308,179
Series 2012 AA, 5% 6/15/19	2,000,000	2,024,814

TOTAL NEW JERSEY		10,759,131

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	609,498
New York - 2.6%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	278,997
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	252,336
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,017,250
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	355,540

TOTAL NEW YORK		1,904,123

North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	157,315
Series 2017 C, 4% 7/1/19	425,000	429,476

TOTAL NORTH CAROLINA		586,791

Ohio - 2.0%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	607,766
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	831,921

TOTAL OHIO		1,439,687

Oklahoma - 0.5%
Payne County Independent School District # 16 Series 2017 A, 3% 6/1/19	380,000	381,838
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,010,235
Pennsylvania - 15.7%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,745,917
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	101,180
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	401,656
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	182,414
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	661,549
Series 2009, 5% 7/1/19	5,000,000	5,079,641
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	431,062
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	101,478
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,015,879
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	272,924
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	809,890
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	679,939

TOTAL PENNSYLVANIA		11,483,529

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	626,327
Texas - 7.7%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/19 (a)	1,000,000	1,014,835
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,890,741
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,735,000	2,735,743

TOTAL TEXAS		5,641,319

Utah - 2.8%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,029,880
Virginia - 1.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	499,185
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,413

TOTAL VIRGINIA		998,598

Washington - 0.3%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	125,000
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	110,000

TOTAL WASHINGTON		235,000

West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	504,511
Wisconsin - 2.3%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	1,675,000	1,688,862
TOTAL MUNICIPAL BONDS
(Cost $70,531,543)		70,438,217
	Shares	Value

Money Market Funds - 2.0%
Fidelity Municipal Cash Central Fund, 1.77% (c)(d)
(Cost $1,500,000)	1,499,850	1,500,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $72,031,543)		71,938,217
NET OTHER ASSETS (LIABILITIES) - 1.9%		1,357,973
NET ASSETS - 100%		$73,296,190

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$363
Total	$363

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$70,438,217	$--	$70,438,217	$--
Money Market Funds	1,500,000	1,500,000	--	--
Total Investments in Securities:	$71,938,217	$1,500,000	$70,438,217	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	37.7%
Health Care	14.5%
Escrowed/Pre-Refunded	10.9%
Education	8.5%
Transportation	8.2%
Electric Utilities	6.9%
Special Tax	6.0%
Others* (Individually Less Than 5%)	7.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $70,531,543)	$70,438,217
Fidelity Central Funds (cost $1,500,000)	1,500,000
Total Investment in Securities (cost $72,031,543)		$71,938,217
Cash		444,954
Interest receivable		1,158,508
Distributions receivable from Fidelity Central Funds		363
Other receivables		241
Total assets		73,542,283
Liabilities
Payable for fund shares redeemed	$208,738
Distributions payable	10,974
Accrued management fee	18,788
Distribution and service plan fees payable	1,331
Other affiliated payables	6,262
Total liabilities		246,093
Net Assets		$73,296,190
Net Assets consist of:
Paid in capital		$73,444,233
Total distributable earnings (loss)		(148,043)
Net Assets		$73,296,190
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,604,396 ÷ 530,852 shares)		$10.56
Maximum offering price per share (100/97.25 of $10.56)		$10.86
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($54,138,682 ÷ 5,128,237 shares)		$10.56
Class I:
Net Asset Value, offering price and redemption price per share ($13,553,112 ÷ 1,283,734 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$751,720
Income from Fidelity Central Funds		363
Total income		752,083
Expenses
Management fee	$127,814
Transfer agent fees	42,605
Distribution and service plan fees	8,625
Independent trustees' fees and expenses	222
Commitment fees	132
Total expenses before reductions	179,398
Expense reductions	(380)
Total expenses after reductions		179,018
Net investment income (loss)		573,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,208)
Total net realized gain (loss)		(31,208)
Change in net unrealized appreciation (depreciation) on investment securities		(75,544)
Net gain (loss)		(106,752)
Net increase (decrease) in net assets resulting from operations		$466,313

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$573,065	$1,405,339
Net realized gain (loss)	(31,208)	(24,388)
Change in net unrealized appreciation (depreciation)	(75,544)	(592,040)
Net increase (decrease) in net assets resulting from operations	466,313	788,911
Distributions to shareholders	(572,536)	–
Distributions to shareholders from net investment income	–	(1,405,235)
Distributions to shareholders from net realized gain	–	(73,596)
Total distributions	(572,536)	(1,478,831)
Share transactions - net increase (decrease)	(29,975,767)	(9,052,743)
Total increase (decrease) in net assets	(30,081,990)	(9,742,663)
Net Assets
Beginning of period	103,378,180	113,120,843
End of period	$73,296,190	$103,378,180
Other Information
Undistributed net investment income end of period		$350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2019 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.059	.112	.123	.144	.157	.181
Net realized and unrealized gain (loss)	(.011)	(.053)	(.156)	.122	(.052)	.242
Total from investment operations	.048	.059	(.033)	.266	.105	.423
Distributions from net investment income	(.058)	(.112)	(.125)	(.144)	(.155)	(.183)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–	–
Total distributions	(.058)	(.119)	(.137)	(.156)	(.155)	(.183)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D,E	.46%	.56%	(.31)%	2.51%	.98%	4.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.10%H	1.05%	1.16%	1.34%	1.46%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$5,604	$7,300	$9,800	$6,536	$7,522	$6,830
Portfolio turnover rateI	–%H	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.072	.138	.150	.171	.184	.207
Net realized and unrealized gain (loss)	(.010)	(.053)	(.157)	.122	(.052)	.242
Total from investment operations	.062	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.072)	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–	–
Total distributions	(.072)	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D	.59%	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.35%G	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$54,139	$67,100	$76,098	$54,610	$44,331	$36,135
Portfolio turnover rateH	–%G	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.073	.138	.150	.170	.184	.207
Net realized and unrealized gain (loss)	(.011)	(.053)	(.157)	.123	(.052)	.242
Total from investment operations	.062	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.072)	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–	–
Total distributions	(.072)	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D	.59%	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.35%G	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$13,553	$28,978	$27,223	$27,941	$19,985	$13,589
Portfolio turnover rateH	–%G	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
New Jersey	14.7
Michigan	11.8
Florida	8.9
Illinois	8.4
Texas	8.3

Top Five Sectors as of December 31, 2018

% of fund's net assets
General Obligations	27.4
Health Care	21.3
Transportation	17.0
Education	8.6
Special Tax	6.6

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AAA	1.3%
AA,A	73.4%
BBB	17.8%
BB and Below	1.3%
Not Rated	5.4%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Alabama - 2.8%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,057,380
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	524,935

TOTAL ALABAMA		1,582,315

Arizona - 5.4%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	268,098
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,071,130
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	636,418
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	322,857
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	263,369
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	538,410

TOTAL ARIZONA		3,100,282

California - 4.1%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	535,025
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	241,117
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$108,970
Series 2011 C, 5% 5/1/21 (a)	500,000	534,765
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	638,604
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	271,180

TOTAL CALIFORNIA		2,329,661

Connecticut - 2.3%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	530,790
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	500,000	529,425
Series K3, 5% 7/1/21	210,000	222,359

TOTAL CONNECTICUT		1,282,574

Florida - 8.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	537,205
Series 2015 A, 5% 7/1/21	500,000	537,205
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	455,549
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	808,665
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	807,525
Series 2012 A, 5% 7/1/21	500,000	538,350
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,066,350
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	349,544

TOTAL FLORIDA		5,100,393

Georgia - 1.9%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	265,553
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	724,873
Series 2011 B, 5% 1/1/21	85,000	89,296

TOTAL GEORGIA		1,079,722

Illinois - 8.4%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	423,104
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	212,010
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	562,732
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	320,049
Series 2016 C, 5% 2/15/21	1,035,000	1,099,905
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	518,415
Series 2013, 5% 7/1/21	510,000	530,844
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,058,640
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	53,292

TOTAL ILLINOIS		4,778,991

Indiana - 2.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	211,956
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	527,270
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	268,243
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	323,238
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	105,859

TOTAL INDIANA		1,436,566

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	104,619
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	266,650
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	215,390
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	417,483

TOTAL MASSACHUSETTS		899,523

Michigan - 11.8%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,068,350
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,068,350
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	531,585
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	216,196
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	539,255
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,069,520
Series 2015 D1, 5% 7/1/21	500,000	532,420
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	320,856
Milan Area Schools Series 2019, 5% 5/1/21 (b)	305,000	323,340
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	235,297
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	801,263

TOTAL MICHIGAN		6,706,432

Minnesota - 1.3%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	414,400
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	335,847

TOTAL MINNESOTA		750,247

Nevada - 6.1%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,904,407
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	268,728
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	319,647

TOTAL NEVADA		3,492,782

New Jersey - 14.7%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	744,081
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	686,452
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	938,170
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	344,880
Series 2015 XX:
5% 6/15/21	1,000,000	1,056,840
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	972,839
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	576,909
Series 2013 A, 5% 7/1/21	100,000	107,239
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	524,236
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,073,150
Series 2017 A, 5% 7/1/21	170,000	181,963
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	265,618
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,230
Series 2011 B, 5% 6/15/21	750,000	793,365

TOTAL NEW JERSEY		8,369,972

New York - 3.0%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	532,545
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	632,358
Series 2014, 5% 7/1/21	325,000	349,021
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	215,188

TOTAL NEW YORK		1,729,112

Ohio - 1.9%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,069,520
Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	236,219
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	693,290

TOTAL OREGON		929,509

Pennsylvania - 3.8%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	400,721
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	709,614
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	525,580
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	534,885

TOTAL PENNSYLVANIA		2,170,800

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	348,527
South Carolina - 1.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	746,949
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	273,975
Tennessee - 0.9%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	514,380
Texas - 8.3%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	268,758
5% 7/15/21	750,000	806,273
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	269,175
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,069,870
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	418,584
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	536,955
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	539,667
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	75,307
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	214,998
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	535,310

TOTAL TEXAS		4,734,897

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	116,764
Washington - 2.0%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	254,784
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	715,898
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	190,448

TOTAL WASHINGTON		1,161,130

Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,073,680
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	106,685
Series 2014, 5% 5/1/21	540,000	569,446

TOTAL WISCONSIN		1,749,811

TOTAL MUNICIPAL BONDS
(Cost $56,023,745)		56,559,453
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $56,023,745)		56,559,453
NET OTHER ASSETS (LIABILITIES) - 0.8%		475,555
NET ASSETS - 100%		$57,035,008

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	27.4%
Health Care	21.3%
Transportation	17.0%
Education	8.6%
Special Tax	6.6%
Water & Sewer	6.1%
Electric Utilities	5.7%
Others* (Individually Less Than 5%)	7.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,023,745)		$56,559,453
Receivable for fund shares sold		287,119
Interest receivable		887,133
Other receivables		176
Total assets		57,733,881
Liabilities
Payable to custodian bank	$120,458
Payable for investments purchased on a delayed delivery basis	321,488
Payable for fund shares redeemed	212,714
Distributions payable	23,363
Accrued management fee	14,572
Distribution and service plan fees payable	1,421
Other affiliated payables	4,857
Total liabilities		698,873
Net Assets		$57,035,008
Net Assets consist of:
Paid in capital		$56,565,908
Total distributable earnings (loss)		469,100
Net Assets		$57,035,008
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,934,436 ÷ 646,548 shares)		$10.73
Maximum offering price per share (100/97.25 of $10.73)		$11.03
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($34,772,383 ÷ 3,242,200 shares)		$10.72
Class I:
Net Asset Value, offering price and redemption price per share ($15,328,189 ÷ 1,429,229 shares)		$10.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$765,436
Expenses
Management fee	$94,409
Transfer agent fees	31,470
Distribution and service plan fees	8,698
Independent trustees' fees and expenses	157
Commitment fees	83
Total expenses before reductions	134,817
Expense reductions	(244)
Total expenses after reductions		134,573
Net investment income (loss)		630,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(27,857)
Total net realized gain (loss)		(27,857)
Change in net unrealized appreciation (depreciation) on investment securities		(104,664)
Net gain (loss)		(132,521)
Net increase (decrease) in net assets resulting from operations		$498,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$630,863	$1,299,709
Net realized gain (loss)	(27,857)	16,070
Change in net unrealized appreciation (depreciation)	(104,664)	(1,230,443)
Net increase (decrease) in net assets resulting from operations	498,342	85,336
Distributions to shareholders	(630,881)	–
Distributions to shareholders from net investment income	–	(1,299,707)
Total distributions	(630,881)	(1,299,707)
Share transactions - net increase (decrease)	(6,290,250)	(3,046,970)
Total increase (decrease) in net assets	(6,422,789)	(4,261,341)
Net Assets
Beginning of period	63,457,797	67,719,138
End of period	$57,035,008	$63,457,797

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.096	.186	.188	.204	.221	.240
Net realized and unrealized gain (loss)	(.011)	(.191)	(.238)	.376	(.016)	.324
Total from investment operations	.085	(.005)	(.050)	.580	.205	.564
Distributions from net investment income	(.095)	(.185)	(.188)	(.205)	(.221)	(.240)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.095)	(.185)	(.210)	(.220)	(.235)	(.274)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.73	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D,E	.80%	(.04)%	(.44)%	5.40%	1.89%	5.44%
Ratios to Average Net AssetsF
Expenses before reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.64%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.77%G	1.71%	1.71%	1.85%	2.02%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,934	$7,399	$11,790	$11,915	$10,191	$9,189
Portfolio turnover rate	6%G	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.109	.212	.215	.231	.248	.266
Net realized and unrealized gain (loss)	(.020)	(.190)	(.238)	.376	(.016)	.325
Total from investment operations	.089	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.109)	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.109)	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.72	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D	.83%	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02%F	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$34,772	$33,746	$36,809	$35,297	$24,594	$23,718
Portfolio turnover rate	6%F	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.109	.212	.215	.231	.247	.266
Net realized and unrealized gain (loss)	(.020)	(.190)	(.238)	.376	(.015)	.325
Total from investment operations	.089	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.109)	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.109)	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.72	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D	.83%	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02%F	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$15,328	$22,313	$19,120	$18,771	$15,758	$10,103
Portfolio turnover rate	6%F	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
Illinois	15.4
Florida	8.3
New Jersey	7.0
Ohio	6.9
New York	5.4

Top Five Sectors as of December 31, 2018

% of fund's net assets
General Obligations	32.3
Health Care	22.0
Transportation	18.5
Electric Utilities	7.9
Education	6.5

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AA,A	78.5%
BBB	17.9%
BB and Below	1.1%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Alabama - 1.7%
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/23	500,000	548,055
Arizona - 5.2%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	345,886
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	280,598
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$450,000	$505,076
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	280,598
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	282,200

TOTAL ARIZONA		1,694,358

California - 1.6%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	134,455
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	173,638
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	220,504

TOTAL CALIFORNIA		528,597

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	224,220
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	112,920

TOTAL COLORADO		337,140

Connecticut - 2.9%
Connecticut Gen. Oblig. Series 2018 C, 5% 6/15/23	200,000	220,576
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,360
Series K1, 5% 7/1/23	500,000	546,815
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	110,449

TOTAL CONNECTICUT		945,200

Florida - 8.3%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	280,825
Series 2015 B, 5% 7/1/23	45,000	50,549
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	558,920
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	556,310
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	216,396
Series 2014 B, 5% 7/1/23	90,000	101,015
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,462
Series 2015 D, 5% 2/1/23	650,000	721,409
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	162,680

TOTAL FLORIDA		2,681,566

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	230,511
Illinois - 15.4%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	440,348
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	218,496
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	550,570
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	556,470
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	312,499
Series 2014, 5% 2/1/23	250,000	263,740
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	562,250
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	91,166
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	744,109
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	549,185
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,377
Series 2002:
5.7% 6/15/23	45,000	50,125
5.7% 6/15/23 (Escrowed to Maturity)	45,000	51,951
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	551,010

TOTAL ILLINOIS		4,963,296

Indiana - 2.6%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	280,565
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	549,435

TOTAL INDIANA		830,000

Louisiana - 1.8%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	588,956
Massachusetts - 2.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,673
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	255,645
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	558,690

TOTAL MASSACHUSETTS		872,008

Michigan - 5.3%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,083
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	434,012
Milan Area Schools Series 2019, 5% 5/1/23 (b)	590,000	651,708
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	559,890

TOTAL MICHIGAN		1,701,693

Minnesota - 0.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	277,053
Nevada - 5.1%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,106,540
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	123,110
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	423,533

TOTAL NEVADA		1,653,183

New Jersey - 7.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	275,123
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	596,519
Series 2015 XX, 5% 6/15/23	250,000	272,420
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	111,693
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	225,026
Series 2013, 5% 7/1/23	200,000	224,478
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	262,387
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	280,873

TOTAL NEW JERSEY		2,248,519

New York - 5.4%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	113,064
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	388,710
Series 2014 B, 5% 7/1/23	285,000	316,521
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	593,950
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	337,677

TOTAL NEW YORK		1,749,922

Ohio - 6.9%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	553,055
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	436,748
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	500,000	557,750
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	110,615
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	558,540

TOTAL OHIO		2,216,708

Oregon - 1.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	259,843
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	277,313

TOTAL OREGON		537,156

Pennsylvania - 5.2%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	345,989
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	278,318
Series 2014, 5% 7/1/23	500,000	559,600
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	112,284
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	374,537

TOTAL PENNSYLVANIA		1,670,728

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	277,225
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	168,290
Tennessee - 1.6%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	519,515
Texas - 4.5%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	279,428
Series 2015 D, 5% 5/15/23	500,000	557,750
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	332,682
Series 2015 B, 5% 1/1/23	250,000	277,235

TOTAL TEXAS		1,447,095

Virginia - 0.7%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	220,576
Washington - 4.6%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	277,313
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	332,325
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	324,057
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	145,152
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	420,831

TOTAL WASHINGTON		1,499,678

Wisconsin - 4.3%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	555,750
Series 2018, 5% 4/1/23	750,000	839,475

TOTAL WISCONSIN		1,395,225

TOTAL MUNICIPAL BONDS
(Cost $31,529,718)		31,802,253
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $31,529,718)		31,802,253
NET OTHER ASSETS (LIABILITIES) - 1.5%		492,544
NET ASSETS - 100%		$32,294,797

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$135
Total	$135

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.3%
Health Care	22.0%
Transportation	18.5%
Electric Utilities	7.9%
Education	6.5%
Others* (Individually Less Than 5%)	12.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $31,529,718)		$31,802,253
Cash		590,036
Receivable for fund shares sold		193,538
Interest receivable		452,898
Other receivables		104
Total assets		33,038,829
Liabilities
Payable for investments purchased on a delayed delivery basis	$643,731
Payable for fund shares redeemed	70,233
Distributions payable	18,849
Accrued management fee	8,062
Distribution and service plan fees payable	470
Other affiliated payables	2,687
Total liabilities		744,032
Net Assets		$32,294,797
Net Assets consist of:
Paid in capital		$32,185,229
Total distributable earnings (loss)		109,568
Net Assets		$32,294,797
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,495,801 ÷ 247,331 shares)		$10.09
Maximum offering price per share (100/97.25 of $10.09)		$10.38
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($21,254,332 ÷ 2,106,493 shares)		$10.09
Class I:
Net Asset Value, offering price and redemption price per share ($8,544,664 ÷ 846,823 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$424,399
Income from Fidelity Central Funds		135
Total income		424,534
Expenses
Management fee	$51,354
Transfer agent fees	17,118
Distribution and service plan fees	2,915
Independent trustees' fees and expenses	86
Commitment fees	46
Total expenses before reductions	71,519
Expense reductions	(159)
Total expenses after reductions		71,360
Net investment income (loss)		353,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(102,769)
Total net realized gain (loss)		(102,769)
Change in net unrealized appreciation (depreciation) on investment securities		85,385
Net gain (loss)		(17,384)
Net increase (decrease) in net assets resulting from operations		$335,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$353,174	$681,215
Net realized gain (loss)	(102,769)	(44,087)
Change in net unrealized appreciation (depreciation)	85,385	(606,126)
Net increase (decrease) in net assets resulting from operations	335,790	31,002
Distributions to shareholders	(352,785)	–
Distributions to shareholders from net investment income	–	(681,199)
Total distributions	(352,785)	(681,199)
Share transactions - net increase (decrease)	(2,905,306)	6,628,161
Total increase (decrease) in net assets	(2,922,301)	5,977,964
Net Assets
Beginning of period	35,217,098	29,239,134
End of period	$32,294,797	$35,217,098
Other Information
Distributions in excess of net investment income end of period		$(9,629)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.25	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.092	.175	.183	.177	.202	.199
Net realized and unrealized gain (loss)	.010	(.171)	(.272)	.596	.050	.429
Total from investment operations	.102	.004	(.089)	.773	.252	.628
Distributions from net investment income	(.092)	(.174)	(.184)	(.183)	(.202)	(.198)
Distributions from net realized gain	–	–	(.017)	–	–	–
Total distributions	(.092)	(.174)	(.201)	(.183)	(.202)	(.198)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.09	$10.08	$10.25	$10.54	$9.95	$9.90
Total ReturnC,D,E	1.02%	.04%	(.83)%	7.84%	2.54%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.82%H	1.71%	1.78%	1.74%	2.01%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,496	$2,390	$3,352	$5,000	$4,724	$4,827
Portfolio turnover rateI	21%H	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.104	.199	.209	.204	.227	.223
Net realized and unrealized gain (loss)	.010	(.159)	(.283)	.594	.050	.429
Total from investment operations	.114	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.104)	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	–	(.017)	–	–	–
Total distributions	(.104)	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.09	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC,D	1.14%	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.06%G	1.96%	2.03%	1.99%	2.26%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$21,254	$18,883	$14,238	$18,465	$11,424	$9,264
Portfolio turnover rateH	21%G	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.104	.199	.209	.204	.227	.224
Net realized and unrealized gain (loss)	.010	(.159)	(.283)	.594	.050	.428
Total from investment operations	.114	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.104)	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	–	(.017)	–	–	–
Total distributions	(.104)	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.09	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC,D	1.14%	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.06%G	1.96%	2.03%	1.99%	2.26%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$8,545	$13,944	$11,649	$15,112	$7,913	$5,374
Portfolio turnover rateH	21%G	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2018

% of fund's net assets
Illinois	16.9
Massachusetts	9.0
Florida	8.1
Arizona	7.7
California	6.2

Top Five Sectors as of December 31, 2018

% of fund's net assets
Health Care	28.6
General Obligations	22.3
Transportation	20.7
Education	16.9
Special Tax	5.4

Quality Diversification (% of fund's net assets)

As of December 31, 2018
AAA	1.5%
AA,A	74.9%
BBB	17.5%
BB and Below	1.7%
Not Rated	3.5%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Arizona - 7.7%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	291,160
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	87,398
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$287,900
Series 2017 B, 5% 7/1/25	250,000	292,808
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	292,808

TOTAL ARIZONA		1,252,074

California - 6.2%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	466,613
Poway Unified School District Series 2009, 0% 8/1/25	90,000	76,730
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	173,226
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	282,770

TOTAL CALIFORNIA		999,339

Colorado - 1.0%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,730
Connecticut - 5.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	110,000	115,108
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	45,677
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	460,120
Series K3, 5% 7/1/25	200,000	222,944

TOTAL CONNECTICUT		843,849

District Of Columbia - 1.8%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	292,478
Florida - 8.1%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	573,110
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	290,178
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	58,263
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,454
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	230,840
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	114,514

TOTAL FLORIDA		1,313,359

Idaho - 0.5%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	75,278
Illinois - 16.9%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	112,239
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	282,068
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	160,472
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	260,567
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	162,661
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	231,924
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	230,520
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	215,984
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	155,674
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	211,661
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	413,877
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	306,833

TOTAL ILLINOIS		2,744,480

Indiana - 0.2%
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	28,895
Kentucky - 2.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	115,022
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	341,985

TOTAL KENTUCKY		457,007

Louisiana - 0.7%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	112,592
Maine - 3.8%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	504,832
Series 2017 B, 4% 7/1/25	100,000	108,566

TOTAL MAINE		613,398

Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	173,519
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	238,700

TOTAL MARYLAND		412,219

Massachusetts - 9.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	280,385
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	143,543
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	170,234
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	281,820
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	578,386

TOTAL MASSACHUSETTS		1,454,368

Michigan - 5.2%
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25 (b)	150,000	171,371
Milan Area Schools Series 2019, 5% 5/1/25 (b)	355,000	403,326
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	271,695

TOTAL MICHIGAN		846,392

Missouri - 3.2%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	232,404
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	285,643

TOTAL MISSOURI		518,047

New Hampshire - 1.8%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	57,998
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	232,928

TOTAL NEW HAMPSHIRE		290,926

New Jersey - 5.0%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	277,110
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	120,578
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,139
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	195,843
Series 2016 A, 5% 7/1/25	100,000	116,398
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	22,416
New Jersey Trans. Trust Fund Auth. Series AA, 5% 6/15/25	50,000	55,422

TOTAL NEW JERSEY		804,906

New York - 1.0%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,626
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	112,161
Series 2018, 5% 1/1/25	15,000	16,722

TOTAL NEW YORK		163,509

Ohio - 4.2%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	169,481
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	159,935
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	231,750
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	112,673

TOTAL OHIO		673,839

Oregon - 1.3%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	208,558
Pennsylvania - 5.9%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	114,527
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	137,178
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	100,000	114,658
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	56,777
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	226,342
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2016, 5% 5/1/25	200,000	229,214
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	22,708
Series 2018 A, 5% 9/1/25	50,000	56,771

TOTAL PENNSYLVANIA		958,175

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	16,731
Series 2017, 5% 4/1/25	10,000	11,113

TOTAL TENNESSEE		27,844

Texas - 2.9%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	234,302
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	229,802

TOTAL TEXAS		464,104

Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	34,335
Wisconsin - 1.8%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	179,013
5% 9/1/25	100,000	112,440

TOTAL WISCONSIN		291,453

TOTAL MUNICIPAL BONDS
(Cost $16,125,346)		16,044,154
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $16,125,346)		16,044,154
NET OTHER ASSETS (LIABILITIES) - 0.9%		141,952
NET ASSETS - 100%		$16,186,106

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	28.6%
General Obligations	22.3%
Transportation	20.7%
Education	16.9%
Special Tax	5.4%
Others* (Individually Less Than 5%)	6.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,125,346)		$16,044,154
Cash		476,861
Interest receivable		241,061
Other receivables		53
Total assets		16,762,129
Liabilities
Payable for investments purchased on a delayed delivery basis	$566,256
Payable for fund shares redeemed	878
Distributions payable	3,054
Accrued management fee	3,976
Distribution and service plan fees payable	533
Other affiliated payables	1,326
Total liabilities		576,023
Net Assets		$16,186,106
Net Assets consist of:
Paid in capital		$16,344,895
Total distributable earnings (loss)		(158,789)
Net Assets		$16,186,106
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,676,283 ÷ 271,046 shares)		$9.87
Maximum offering price per share (100/97.25 of $9.87)		$10.15
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($9,374,958 ÷ 949,423 shares)		$9.87
Class I:
Net Asset Value, offering price and redemption price per share ($4,134,865 ÷ 418,712 shares)		$9.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$195,425
Expenses
Management fee	$23,285
Transfer agent fees	7,762
Distribution and service plan fees	3,123
Independent trustees' fees and expenses	38
Commitment fees	20
Total expenses before reductions	34,228
Expense reductions	(66)
Total expenses after reductions		34,162
Net investment income (loss)		161,263
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(9,350)
Total net realized gain (loss)		(9,350)
Change in net unrealized appreciation (depreciation) on investment securities		184,098
Net gain (loss)		174,748
Net increase (decrease) in net assets resulting from operations		$336,011

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,263	$250,898
Net realized gain (loss)	(9,350)	(68,247)
Change in net unrealized appreciation (depreciation)	184,098	(218,912)
Net increase (decrease) in net assets resulting from operations	336,011	(36,261)
Distributions to shareholders	(161,264)	–
Distributions to shareholders from net investment income	–	(250,939)
Total distributions	(161,264)	(250,939)
Share transactions - net increase (decrease)	788,590	5,257,459
Total increase (decrease) in net assets	963,337	4,970,259
Net Assets
Beginning of period	15,222,769	10,252,510
End of period	$16,186,106	$15,222,769

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.091	.163	.002
Net realized and unrealized gain (loss)	.100	(.192)	(.040)
Total from investment operations	.191	(.029)	(.038)
Distributions from net investment income	(.091)	(.161)	(.002)
Total distributions	(.091)	(.161)	(.002)
Net asset value, end of period	$9.87	$9.77	$9.96
Total ReturnC,D,E	1.97%	(.29)%	(.38)%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%G
Expenses net of fee waivers, if any	.65%G	.65%	.65%G
Expenses net of all reductions	.64%G	.65%	.62%G
Net investment income (loss)	1.85%G	1.65%	.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,676	$2,482	$2,489
Portfolio turnover rateH	4%G	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.103	.187	.004
Net realized and unrealized gain (loss)	.100	(.191)	(.040)
Total from investment operations	.203	(.004)	(.036)
Distributions from net investment income	(.103)	(.186)	(.004)
Total distributions	(.103)	(.186)	(.004)
Net asset value, end of period	$9.87	$9.77	$9.96
Total ReturnC,D	2.10%	(.04)%	(.36)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%F
Expenses net of fee waivers, if any	.40%F	.40%	.40%F
Expenses net of all reductions	.40%F	.40%	.37%F
Net investment income (loss)	2.10%F	1.90%	.45%F
Supplemental Data
Net assets, end of period (000 omitted)	$9,375	$8,947	$5,273
Portfolio turnover rateG	4%F	44%	- %H

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.103	.187	.004
Net realized and unrealized gain (loss)	.110	(.191)	(.040)
Total from investment operations	.213	(.004)	(.036)
Distributions from net investment income	(.103)	(.186)	(.004)
Total distributions	(.103)	(.186)	(.004)
Net asset value, end of period	$9.88	$9.77	$9.96
Total ReturnC,D	2.20%	(.04)%	(.36)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%F
Expenses net of fee waivers, if any	.40%F	.40%	.40%F
Expenses net of all reductions	.40%F	.40%	.37%F
Net investment income (loss)	2.10%F	1.90%	.45%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,135	$3,794	$2,490
Portfolio turnover rateG	4%F	44%	- %H

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018

1. Organization.

Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2025 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 29, 2018, the Fidelity Municipal Income 2019 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2019 Fund	$72,031,543	$75,888	$(169,214)	$(93,326)
Fidelity Municipal Income 2021 Fund	56,023,745	764,357	(228,649)	535,708
Fidelity Municipal Income 2023 Fund	31,525,433	476,955	(200,135)	276,820
Fidelity Municipal Income 2025 Fund	16,125,346	79,780	(160,972)	(81,192)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Municipal Income 2019 Fund	$(24,388)	$–	$(24,388)	$(24,388)
Fidelity Municipal Income 2021 Fund	(37,630)	(1,104)	(38,734)	(38,734)
Fidelity Municipal Income 2023 Fund	(50,958)	–	(50,958)	(50,958)
Fidelity Municipal Income 2025 Fund	(58,664)	(9,583)	(68,247)	(68,247)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2019 Fund	-	30,069,232
Fidelity Municipal Income 2021 Fund	1,947,849	7,049,345
Fidelity Municipal Income 2023 Fund	3,560,614	5,165,122
Fidelity Municipal Income 2025 Fund	1,323,397	280,740

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	.25%	$8,625	$327
Fidelity Municipal Income 2021 Fund
Class A	.25%	$8,698	$334
Fidelity Municipal Income 2023 Fund
Class A	.25%	$2,915	$22
Fidelity Municipal Income 2025 Fund
Class A	.25%	$3,123	$3,120

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$63
Fidelity Municipal Income 2023 Fund
Class A	$5

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2019 Fund
Class A	$3,450
Municipal Income 2019	30,090
Class I	9,065
$42,605
Fidelity Municipal Income 2021 Fund
Class A	$3,479
Municipal Income 2021	16,783
Class I	11,208
$31,470
Fidelity Municipal Income 2023 Fund
Class A	$1,166
Municipal Income 2023	9,762
Class I	6,190
$17,118
Fidelity Municipal Income 2025 Fund
Class A	$1,249
Municipal Income 2025	4,544
Class I	1,969
$7,762

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2019 Fund	$132
Fidelity Municipal Income 2021 Fund	83
Fidelity Municipal Income 2023 Fund	46
Fidelity Municipal Income 2025 Fund	20

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2019 Fund	$380
Fidelity Municipal Income 2021 Fund	244
Fidelity Municipal Income 2023 Fund	159
Fidelity Municipal Income 2025 Fund	66

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Fidelity Municipal Income 2019 Fund
Distributions to shareholders
Class A	$38,289	$–
Class A	409,535	–
Class I	124,712	–
Total	$572,536	$–
From net investment income
Class A	$–	$95,169
Municipal Income 2019	–	937,207
Class I	–	372,859
Total	$–	$1,405,235
From net realized gain
Class A	$–	$6,266
Municipal Income 2019	–	48,674
Class I	–	18,656
Total	$–	$73,596
Fidelity Municipal Income 2021 Fund
Distributions to shareholders
Class A	$62,143	$–
Municipal Income 2021	341,323	–
Class I	227,415	–
Total	$630,881	$–
From net investment income
Class A	$–	$157,443
Municipal Income 2021	–	722,655
Class I	–	419,609
Total	$–	$1,299,707
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$21,350	$–
Municipal Income 2023	202,991	–
Class I	128,444	–
Total	$352,785	$–
From net investment income
Class A	$–	$45,090
Municipal Income 2023	–	366,187
Class I	–	269,922
Total	$–	$681,199
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$23,347	$–
Municipal Income 2025	96,250	–
Class I	41,667	–
Total	$161,264	$–
From net investment income
Class A	$–	$40,552
Municipal Income 2025	–	150,650
Class I	–	59,737
Total	$–	$250,939

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	–	264,063	$–	$2,807,378
Reinvestment of distributions	3,618	9,522	38,183	100,930
Shares redeemed	(163,460)	(504,653)	(1,725,754)	(5,346,205)
Net increase (decrease)	(159,842)	(231,068)	$(1,687,571)	$(2,437,897)
Municipal Income 2019
Shares sold	2,338	2,628,223	$24,709	$27,854,565
Reinvestment of distributions	30,818	73,536	325,231	779,182
Shares redeemed	(1,253,882)	(3,510,533)	(13,234,505)	(37,185,558)
Net increase (decrease)	(1,220,726)	(808,774)	$(12,884,565)	$(8,551,811)
Class I
Shares sold	1,890	1,105,976	$20,000	$11,721,290
Reinvestment of distributions	10,921	31,680	115,269	335,634
Shares redeemed	(1,470,962)	(956,399)	(15,538,900)	(10,119,959)
Net increase (decrease)	(1,458,151)	181,257	$(15,403,631)	$1,936,965
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	22,737	98,718	$243,456	$1,068,296
Reinvestment of distributions	5,802	14,484	62,143	157,066
Shares redeemed	(70,690)	(503,149)	(758,732)	(5,463,013)
Net increase (decrease)	(42,151)	(389,947)	$(453,133)	$(4,237,651)
Municipal Income 2021
Shares sold	619,466	885,963	$6,621,759	$9,631,269
Reinvestment of distributions	22,485	50,631	240,800	548,743
Shares redeemed	(541,063)	(1,162,839)	(5,796,357)	(12,564,474)
Net increase (decrease)	100,888	(226,245)	$1,066,202	$(2,384,462)
Class I
Shares sold	372,717	623,676	$3,997,948	$6,787,255
Reinvestment of distributions	17,397	31,502	186,270	341,131
Shares redeemed	(1,038,020)	(327,302)	(11,087,537)	(3,553,243)
Net increase (decrease)	(647,906)	327,876	$(6,903,319)	$3,575,143
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	34,075	24,749	$343,645	$253,443
Reinvestment of distributions	1,904	4,150	19,128	42,254
Shares redeemed	(25,669)	(119,103)	(256,792)	(1,223,314)
Net increase (decrease)	10,310	(90,204)	$105,981	$(927,617)
Municipal Income 2023
Shares sold	512,383	1,060,815	$5,117,404	$10,885,245
Reinvestment of distributions	14,517	27,453	145,847	279,009
Shares redeemed	(293,296)	(605,152)	(2,948,377)	(6,153,584)
Net increase (decrease)	233,604	483,116	$2,314,874	$5,010,670
Class I
Shares sold	191,712	526,604	$1,927,455	$5,400,900
Reinvestment of distributions	9,846	20,634	98,901	209,771
Shares redeemed	(737,650)	(301,379)	(7,352,517)	(3,065,563)
Net increase (decrease)	(536,092)	245,859	$(5,326,161)	$2,545,108
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	14,496	–	$142,683	$–
Reinvestment of distributions	2,388	4,115	23,347	40,552
Net increase (decrease)	16,884	4,115	$166,030	$40,552
Municipal Income 2025
Shares sold	60,168	450,315	$588,412	$4,475,703
Reinvestment of distributions	8,579	13,841	83,863	136,321
Shares redeemed	(35,270)	(77,898)	(342,875)	(768,287)
Net increase (decrease)	33,477	386,258	$329,400	$3,843,737
Class I
Shares sold	111,999	132,730	$1,082,693	$1,318,880
Reinvestment of distributions	4,075	6,073	39,837	59,737
Shares redeemed	(85,717)	(557)	(829,370)	(5,447)
Net increase (decrease)	30,357	138,246	$293,160	$1,373,170

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	63

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-A July 1, 2018 to December 31, 2018
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$1,004.60	$3.28
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$1,005.90	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,005.90	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2021 Fund
Class A	.64%
Actual		$1,000.00	$1,008.00	$3.24
Hypothetical-B		$1,000.00	$1,021.98	$3.26
Municipal Income 2021	.40%
Actual		$1,000.00	$1,008.30	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,008.30	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,010.20	$3.29
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$1,011.40	$2.03
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,011.40	$2.03
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,019.70	$3.31
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$1,021.00	$2.04
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,022.00	$2.04
Hypothetical-B		$1,000.00	$1,023.19	$2.04

 A Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 B 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Fidelity Municipal Income 2025 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Municipal Income 2023 Fund).

Investment Performance (for Fidelity Municipal Income 2025 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund (except Fidelity Municipal Income 2025 Fund) was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee and, as a result, the charts do not include hypothetical net management fees for 2017. With respect to the historical net management fee information, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Fidelity Municipal Income 2025 Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMI-SANN-0219
1.926263.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2019